Finance Expense - Summary of Finance Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Analysis of income and expense [abstract]
Interest expense	$ 2,169	$ 3,266	$ 3,215
Interest expense on lease liabilities	14,782
(Gain)/loss on interest rate swaps	(171)	(422)	561
Debt issue cost	231	360	488
Total	$ 17,011	$ 3,204	$ 4,264